INCOME TAX (Details 7) $ in Millions	12 Months Ended
Dec. 31, 2018 COP ($)
Disclosure Of Income Tax [Line Items]
December 31,2017	$ 559,220
Implementation of Deferred Tax Assets	260,042
Increase In Deferred Tax Assets	405,623
December 31, 2018	704,801
December 31, 2017	(1,784,575)
Implementation of Deferred Tax Liability	401,523
Increase In Deferred Tax Liability	738,949
December 31, 2018	(2,122,001)
Property and equipment [Member]
Disclosure Of Income Tax [Line Items]
December 31,2017	21,153
Implementation of Deferred Tax Assets	3,848
Increase In Deferred Tax Assets	812
December 31, 2018	18,117
December 31, 2017	(233,550)
Implementation of Deferred Tax Liability	16,225
Increase In Deferred Tax Liability	26,005
December 31, 2018	(243,330)
Employee benefits [Member]
Disclosure Of Income Tax [Line Items]
December 31,2017	161,524
Implementation of Deferred Tax Assets	2,021
Increase In Deferred Tax Assets	12,824
December 31, 2018	172,327
December 31, 2017	(4,401)
Implementation of Deferred Tax Liability	721
Increase In Deferred Tax Liability	237
December 31, 2018	(3,917)
Deterioration assessment [Member]
Disclosure Of Income Tax [Line Items]
December 31,2017	204,910
Implementation of Deferred Tax Assets	207,296
Increase In Deferred Tax Assets	59,306
December 31, 2018	56,920
December 31, 2017	(6,412)
Implementation of Deferred Tax Liability	4,923
Increase In Deferred Tax Liability	373,689
December 31, 2018	(375,178)
Tax credits settlement [Member]
Disclosure Of Income Tax [Line Items]
December 31,2017	68,463
Implementation of Deferred Tax Assets	209
Increase In Deferred Tax Assets	5,935
December 31, 2018	74,189
Participatory Titles Evaluation [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2017	(121,210)
Implementation of Deferred Tax Liability	40,084
Increase In Deferred Tax Liability	58,837
December 31, 2018	(139,963)
Financial obligations [Member]
Disclosure Of Income Tax [Line Items]
December 31,2017	51,863
Implementation of Deferred Tax Assets	1,916
Increase In Deferred Tax Assets	241,918
December 31, 2018	291,865
Investments evaluation [Member]
Disclosure Of Income Tax [Line Items]
December 31,2017	81
Implementation of Deferred Tax Assets	6,495
Increase In Deferred Tax Assets	80,277
December 31, 2018	73,863
December 31, 2017	(105,473)
Implementation of Deferred Tax Liability	14,247
Increase In Deferred Tax Liability	4,057
December 31, 2018	(95,283)
Leasing re-expression [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2017	(455,610)
Implementation of Deferred Tax Liability	242,251
Increase In Deferred Tax Liability	0
December 31, 2018	(213,359)
Derivatives' evaluation [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2017	(56,726)
Implementation of Deferred Tax Liability	0
Increase In Deferred Tax Liability	121,744
December 31, 2018	(178,470)
Goodwill [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2017	(758,888)
Implementation of Deferred Tax Liability	18,818
Increase In Deferred Tax Liability	118,779
December 31, 2018	(858,849)
Properties Received in Payment [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2017	(47,509)
Implementation of Deferred Tax Liability	2,563
Increase In Deferred Tax Liability	32,097
December 31, 2018	(77,043)
Other deductions [Member]
Disclosure Of Income Tax [Line Items]
December 31,2017	51,226
Implementation of Deferred Tax Assets	38,257
Increase In Deferred Tax Assets	4,551
December 31, 2018	17,520
December 31, 2017	(104,670)
Implementation of Deferred Tax Liability	76,659
Increase In Deferred Tax Liability	7,798
December 31, 2018	$ (35,809)